COMPOSITION OF CERTAIN FINANCIAL STATEMENT ITEMS	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
COMPOSITION OF CERTAIN FINANCIAL STATEMENT ITEMS

NOTE 2 – COMPOSITION OF CERTAIN FINANCIAL STATEMENT ITEMS

Property and Equipment, Net

The following table sets forth the components of the Company's property and equipment at December 31, 2020 and December 31, 2019:

	December 31, 2020			December 31, 2019
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value

Computers and office equipment	$2,192	(867)	$1,325	$1,405	(0)	$1,405
Machinery and equipment	108,330	(62,571)	45,759	139,667	(66,704)	72,963
Vehicles	42,507	(38,473)	4,034	54,803	(38,642)	16,161
Total fixed assets	$153,029	$(101,911)	$51,118	$195,875	$(105,346)	$90,529

For the years ended December 31, 2020, 2019 and 2018, the Company recorded depreciation expense of $20,528, $24,654 and $17,978, respectively.

Related Party Receivables

As of December 31, 2020, related party receivables totaled $190,581. The entire amount is owed from Brazil Minerals for short term loans made and expenses paid by Jupiter Gold and MJL.

As of December 31, 2019, related party receivables totaled $94,575. This amount was comprised of the following components, (i) $3,787 is owed from a Brazil Minerals subsidiary to MJL for expenses paid on behalf of such subsidiary and (ii) $90,788 is owed from Brazil Minerals for short term loans made and expenses paid by Jupiter Gold and MJL.